UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-03916
Name of Registrant: Vanguard Specialized Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: January 31
Date of reporting period: October 31, 2015
Item 1: Schedule of Investments

Vanguard Energy Fund

Schedule of Investments
As of October 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (95.2%)[1]
United States (63.8%)
Electric Utilities (1.0%)
	OGE Energy Corp.	3,098,267	88,332

Energy Equipment & Services (9.1%)
	Schlumberger Ltd.	4,669,124	364,939
	Halliburton Co.	5,007,118	192,173
	Patterson-UTI Energy Inc.	5,999,863	89,338
	Baker Hughes Inc.	1,663,583	87,637
	Ensco plc Class A	2,319,224	38,569
	Helmerich & Payne Inc.	588,700	33,126
*	SEACOR Holdings Inc.	373,003	21,791
^	Transocean Ltd.	165,120	2,614
	Noble Corp. plc	177,400	2,390
*	Cameron International Corp.	25,600	1,741
	Nabors Industries Ltd.	90,300	907
	National Oilwell Varco Inc.	12,676	477
	Oceaneering International Inc.	4,000	168
			835,870
Oil, Gas & Consumable Fuels (52.9%)
	Exxon Mobil Corp.	10,814,410	894,784
	Chevron Corp.	5,112,103	464,588
	Pioneer Natural Resources Co.	3,053,664	418,779
	EOG Resources Inc.	4,210,687	361,487
	Phillips 66	2,116,175	188,445
	Occidental Petroleum Corp.	2,377,748	177,237
	Energen Corp.	2,948,805	171,473
	Anadarko Petroleum Corp.	2,379,958	159,172
*	Concho Resources Inc.	1,297,677	150,414
	Marathon Petroleum Corp.	2,756,866	142,806
	EQT Corp.	1,999,566	132,111
	Valero Energy Corp.	1,925,657	126,939
	ConocoPhillips	2,262,057	120,681
*,^ Antero Resources Corp.		4,885,097	115,142
*	Diamondback Energy Inc.	1,555,848	114,884
*	Southwestern Energy Co.	9,352,157	103,248
	Cabot Oil & Gas Corp.	4,514,397	98,008
	Noble Energy Inc.	2,450,979	87,843
	Hess Corp.	1,467,239	82,473
*	Newfield Exploration Co.	1,950,700	78,399
	QEP Resources Inc.	4,733,880	73,186
	Spectra Energy Corp.	2,373,951	67,824
	Marathon Oil Corp.	3,525,098	64,791
*	Cheniere Energy Inc.	1,105,700	54,754
^	Range Resources Corp.	1,507,808	45,898
	Apache Corp.	942,100	44,401
	Kinder Morgan Inc./DE	1,527,302	41,772
	Devon Energy Corp.	936,325	39,260
	Cimarex Energy Co.	319,800	37,756

* Rice Energy Inc.	2,190,139	33,421
*,^ Laredo Petroleum Inc.	2,438,748	27,997
* Cobalt International Energy Inc.	3,620,372	27,768
CONSOL Energy Inc.	3,866,295	25,750
* Whiting Petroleum Corp.	1,322,405	22,785
* Continental Resources Inc./OK	666,962	22,617
Murphy Oil Corp.	500,900	14,241
* Memorial Resource Development Corp.	780,800	13,812
Columbia Pipeline Group Inc.	209,600	4,353
Tesoro Corp.	30,900	3,304
Williams Cos. Inc.	58,500	2,307
HollyFrontier Corp.	33,000	1,616
		4,858,526
Other (0.6%)
^,2 Vanguard Energy ETF	578,000	54,615

Semiconductors & Semiconductor Equipment (0.0%)
* First Solar Inc.	45,400	2,591

Trading Companies & Distributors (0.2%)
*,^ NOW Inc.	974,700	16,092

Total United States		5,856,026
International (31.4%)
Australia (1.1%)
Oil Search Ltd.	10,935,572	61,036
Santos Ltd.	8,352,676	34,819
Caltex Australia Ltd.	59,293	1,323
WorleyParsons Ltd.	128,237	597
Woodside Petroleum Ltd.	23,903	503
		98,278
Austria (0.0%)
OMV AG	84,547	2,251

Brazil (0.7%)
*,^ Petroleo Brasileiro SA ADR	11,803,739	57,602
* Petroleo Brasileiro SA	1,191,732	2,899
* Petroleo Brasileiro SA Preference Shares	91,144	182
		60,683
Canada (7.4%)
Suncor Energy Inc. (New York Shares)	4,613,719	137,166
^ Canadian Natural Resources Ltd. (New York Shares)	4,987,733	115,815
Cenovus Energy Inc.	5,575,030	83,124
TransCanada Corp. (New York Shares)	1,637,899	55,017
*,^ Paramount Resources Ltd. Class A	4,489,470	45,423
Enbridge Inc. (New York Shares)	1,002,900	42,814
*,^ Seven Generations Energy Ltd. Class A	3,885,129	41,389
Pembina Pipeline Corp.	1,597,800	40,165
Encana Corp. (New York Shares)	4,902,034	37,403
^ Crescent Point Energy Corp.	1,985,700	27,061
^ PrairieSky Royalty Ltd.	1,161,700	22,859
Cameco Corp.	1,510,098	21,398
Suncor Energy Inc.	135,134	4,021
Enbridge Inc.	74,350	3,178
Encana Corp.	331,400	2,522
Canadian Natural Resources Ltd.	72,378	1,678

TransCanada Corp.	47,796	1,608
Cenovus Energy Inc.	5,800	86
		682,727
Chile (0.0%)
Empresas COPEC SA	99,893	936

China (1.2%)
PetroChina Co. Ltd. ADR	636,058	50,013
Beijing Enterprises Holdings Ltd.	7,191,000	45,362
China Petroleum & Chemical Corp.	5,863,600	4,229
China Longyuan Power Group Corp. Ltd.	1,965,000	1,797
Xinjiang Goldwind Science & Technology Co. Ltd.	941,000	1,765
PetroChina Co. Ltd.	1,856,000	1,461
CNOOC Ltd.	1,042,717	1,186
Huaneng Renewables Corp. Ltd.	3,258,000	1,014
* GCL-Poly Energy Holdings Ltd.	2,782,000	573
Kunlun Energy Co. Ltd.	450,000	369
		107,769
Colombia (0.3%)
Ecopetrol SA ADR	3,140,700	29,271

Denmark (0.0%)
Vestas Wind Systems A/S	61,548	3,576

France (3.0%)
^ TOTAL SA ADR	5,369,377	258,965
TOTAL SA	310,807	15,062
Technip SA	2,531	132
		274,159
Hong Kong (0.0%)
* Brightoil Petroleum Holdings Ltd.	3,398,000	1,204

Hungary (0.0%)
MOL Hungarian Oil & Gas plc	40,370	1,824

India (1.6%)
Reliance Industries Ltd.	7,733,952	111,897
Power Grid Corp. of India Ltd.	13,061,745	25,690
Indian Oil Corp. Ltd.	346,177	2,114
Bharat Petroleum Corp. Ltd.	138,728	1,846
Hindustan Petroleum Corp. Ltd.	137,945	1,619
* Essar Oil Ltd.	164,253	479
		143,645
Italy (2.1%)
^ Eni SPA ADR	4,353,566	141,926
Tenaris SA ADR	1,822,700	46,060
Eni SPA	235,939	3,849
*,^ Saipem SPA	135,227	1,271
		193,106
Japan (0.8%)
Inpex Corp.	6,896,600	65,739
JX Holdings Inc.	761,800	2,977
TonenGeneral Sekiyu KK	208,000	2,161
Showa Shell Sekiyu KK	219,700	1,931
Japan Petroleum Exploration Co. Ltd.	60,400	1,814

Idemitsu Kosan Co. Ltd.	110,400	1,811
* Cosmo Energy Holdings Co. Ltd.	123,300	1,687
		78,120
Norway (0.3%)
*,^ DNO ASA	18,136,636	18,084
Statoil ASA	232,889	3,759
*,^ Seadrill Ltd.	300,111	1,910
* Subsea 7 SA	235,910	1,850
		25,603
Poland (0.0%)
Polski Koncern Naftowy Orlen SA	127,355	2,063
Polskie Gornictwo Naftowe i Gazownictwo SA	1,125,001	1,995
* Grupa Lotos SA	18,000	133
		4,191
Portugal (1.2%)
Galp Energia SGPS SA	10,077,572	108,667

Russia (2.4%)
Rosneft OAO GDR	25,783,629	102,834
* Lukoil PJSC ADR	1,857,962	67,444
Gazprom PAO ADR	9,702,860	40,886
Tatneft PAO ADR	90,167	2,782
AK Transneft OAO Preference Shares	866	2,018
Gazprom PAO	253,254	539
Lukoil PJSC	7,819	284
Bashneft PAO	8,450	254
Rosneft OAO	27,550	112
		217,153
South Korea (0.1%)
SK Innovation Co. Ltd.	26,450	2,728
S-Oil Corp.	36,558	2,186
		4,914
Spain (0.0%)
* Repsol SA	14,463	182

Thailand (0.1%)
PTT PCL (Foreign)	262,000	2,017
* PTT Global Chemical PCL	1,222,400	1,908
PTT Exploration & Production PCL (Foreign)	705,700	1,440
* Thai Oil PCL	940,600	1,429
* PTT PCL	76,800	591
* PTT Exploration and Production PCL (Local)	249,100	508
Thai Oil PCL (Foreign)	289,800	440
		8,333
Turkey (0.0%)
* Tupras Turkiye Petrol Rafinerileri AS	80,530	2,127

United Kingdom (9.1%)
Royal Dutch Shell plc ADR	7,896,794	414,266
BP plc ADR	5,883,334	210,035
BG Group plc	10,650,741	167,768
BP plc	2,755,891	16,358
Royal Dutch Shell plc Class B	347,884	9,087
Royal Dutch Shell plc Class A	331,089	8,598
Royal Dutch Shell plc Class A (Amsterdam Shares)	236,267	6,179

Petrofac Ltd.	162,603	2,105
John Wood Group plc	117,134	1,075
835,471
Total International	2,884,190
Total Common Stocks (Cost $7,364,900)	8,740,216
Coupon
Temporary Cash Investments (8.0%)[1]
Money Market Fund (4.3%)
[3,4] Vanguard Market Liquidity Fund	0.207%	400,463,948	400,464

Face
Maturity	Amount
Date	($000)
Repurchase Agreements (2.9%)
RBS Securities, Inc.
(Dated 10/30/15, Repurchase Value
$142,901,000, collateralized by U.S.
Treasury Note/Bond 1.750%-3.625%,
10/31/18-5/15/21, with a value of
$145,762,000)	0.070%	11/2/15	142,900	142,900
Societe Generale
(Dated 10/30/15, Repurchase Value
$126,301,000, collateralized by Federal
Home Loan Bank 1.200%, 7/27/18, Federal
Home Loan Mortgage Corp. 2.035%-
5.952%, 7/1/20-3/1/45, Federal National
Mortgage Assn. 1.850%-6.000%, 3/9/20-
11/1/44, Government National Mortgage
Assn. 1.750%-4.000%, 1/20/28-4/20/43,
and U.S. Treasury Note/Bond 0.000%-
2.750%, 4/21/16-11/15/42, with a value of
$128,826,000)	0.090%	11/2/15	126,300	126,300
269,200
U.S. Government and Agency Obligations (0.8%)
[5,6] Federal Home Loan Bank Discount Notes	0.145%	12/11/15	2,000	2,000
5	Federal Home Loan Bank Discount Notes	0.100%	1/13/16	65,000	64,987
5	Federal Home Loan Bank Discount Notes	0.245%	4/20/16	2,000	1,998
[6,7] Freddie Mac Discount Notes	0.220%	4/15/16	1,700	1,699
70,684
Total Temporary Cash Investments (Cost $740,346)	740,348
Total Investments (103.2%) (Cost $8,105,246)	9,480,564
Amount
($000)
Other Assets and Liabilities-Net (-3.2%)[4]	(297,327)
Net Assets (100%)	9,183,237

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $260,305,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 96.5% and 6.7%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $283,369,000 of collateral received for securities on loan.

5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $3,499,000 have been segregated as initial margin for open futures contracts.
7 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Energy Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	5,856,026	—	—
Common Stocks—International	1,958,310	925,880	—
Temporary Cash Investments	400,464	339,884	—
Futures Contracts—Liabilities[1]	(556)	—	—
Total	8,214,244	1,265,764	—
1 Represents variation margin on the last day of the reporting period.

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

			($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	December 2015	676	70,091	3,383
S&P 500 Index	December 2015	104	53,916	3,370
				6,753

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Energy Fund

F. At October 31, 2015, the cost of investment securities for tax purposes was $8,106,015,000. Net unrealized appreciation of investment securities for tax purposes was $1,374,549,000, consisting of unrealized gains of $2,570,889,000 on securities that had risen in value since their purchase and $1,196,340,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Fund

Schedule of Investments
As of October 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (96.7%)
United States (77.4%)
Biotechnology (14.0%)
*	Regeneron Pharmaceuticals Inc.	2,379,194	1,326,139
*	Vertex Pharmaceuticals Inc.	10,065,911	1,255,622
*,1 Incyte Corp.		9,678,528	1,137,517
*	Biogen Inc.	3,810,023	1,106,850
	Amgen Inc.	5,398,985	854,011
*,1 Alnylam Pharmaceuticals Inc.		7,583,610	651,811
*	Alkermes plc	6,879,583	494,780
*,1 Agios Pharmaceuticals Inc.		2,522,097	183,760
*,1 Prothena Corp. plc		1,662,794	85,651
*	Ironwood Pharmaceuticals Inc. Class A	4,367,387	49,613
			7,145,754
Chemicals (0.4%)
	Monsanto Co.	2,096,300	195,417

Commercial Services & Supplies (0.1%)
*	Stericycle Inc.	319,450	38,772

Food & Staples Retailing (1.8%)
	Walgreens Boots Alliance Inc.	7,354,460	622,776
	CVS Health Corp.	3,084,020	304,639
			927,415
Health Care Equipment & Supplies (10.7%)
	Medtronic plc	20,081,233	1,484,405
*	Boston Scientific Corp.	64,108,690	1,171,907
	Becton Dickinson and Co.	3,075,487	438,318
	St. Jude Medical Inc.	6,123,679	390,752
	Abbott Laboratories	6,594,300	295,424
*	Edwards Lifesciences Corp.	1,801,360	283,084
	Baxter International Inc.	7,195,480	269,039
	DENTSPLY International Inc.	4,075,600	248,000
*	Hologic Inc.	5,802,700	225,493
*	Intuitive Surgical Inc.	440,200	218,603
	Zimmer Biomet Holdings Inc.	1,589,200	166,183
	Stryker Corp.	1,309,600	125,224
	CR Bard Inc.	638,900	119,059
			5,435,491
Health Care Providers & Services (17.3%)
	UnitedHealth Group Inc.	21,467,000	2,528,383
	McKesson Corp.	6,619,780	1,183,617
	Humana Inc.	4,716,539	842,516
*	HCA Holdings Inc.	11,512,243	791,927
	Aetna Inc.	6,687,889	767,636
	Cigna Corp.	5,712,931	765,761
	Cardinal Health Inc.	6,385,231	524,866
	Anthem Inc.	3,517,033	489,395
	Universal Health Services Inc. Class B	3,939,340	480,954
*	Envision Healthcare Holdings Inc.	8,001,500	225,642

*	WellCare Health Plans Inc.	1,189,900	105,425
*	MEDNAX Inc.	805,600	56,771
*	Team Health Holdings Inc.	553,800	33,045
*	Amsurg Corp.	371,000	26,004
*	LifePoint Health Inc.	341,100	23,495
	Owens & Minor Inc.	234,088	8,392
*	Community Health Systems Inc. Rights Exp. 01/04/2016	18,834,700	179
			8,854,008
Health Care Technology (3.7%)
*	Cerner Corp.	15,849,330	1,050,652
*	IMS Health Holdings Inc.	11,995,380	326,514
*,^,
1 athenahealth Inc.		1,972,880	300,766
*,1 Allscripts Healthcare Solutions Inc.		11,198,893	157,456
*	Inovalon Holdings Inc. Class A	2,748,060	63,343
			1,898,731
Life Sciences Tools & Services (3.6%)
*	Illumina Inc.	3,463,032	496,183
	Thermo Fisher Scientific Inc.	3,081,000	402,933
*	Quintiles Transnational Holdings Inc.	5,150,108	327,805
	Agilent Technologies Inc.	8,001,210	302,126
*	PAREXEL International Corp.	2,397,170	151,309
*	VWR Corp.	3,784,600	104,114
*	Bruker Corp.	3,379,410	62,080
			1,846,550
Pharmaceuticals (25.8%)
	Bristol-Myers Squibb Co.	46,232,449	3,049,030
*	Allergan plc	9,714,727	2,996,702
	Merck & Co. Inc.	50,476,700	2,759,056
	Eli Lilly & Co.	24,609,530	2,007,399
*,1 Mylan NV		25,259,975	1,113,712
	Perrigo Co. plc	3,409,132	537,756
	Pfizer Inc.	8,872,226	300,059
	Zoetis Inc.	4,804,337	206,635
*,1 Medicines Co.		5,564,220	190,519
			13,160,868
Total United States			39,503,006
International (19.3%)
Belgium (1.8%)
1	UCB SA	10,697,204	924,026

Denmark (0.2%)
*	H Lundbeck A/S	3,563,634	104,634

France (1.0%)
	Sanofi	4,421,076	445,732
	Ipsen SA	1,094,832	69,072
			514,804
Japan (7.6%)
	Eisai Co. Ltd.	12,938,875	804,961
	Astellas Pharma Inc.	49,553,000	716,369
	Shionogi & Co. Ltd.	16,638,054	680,110
	Takeda Pharmaceutical Co. Ltd.	10,872,800	528,536
	Daiichi Sankyo Co. Ltd.	17,873,300	348,391
	Chugai Pharmaceutical Co. Ltd.	8,495,600	272,421

Ono Pharmaceutical Co. Ltd.			1,870,400	254,863
Olympus Corp.			5,944,700	199,719
Kyowa Hakko Kirin Co. Ltd.			5,250,000	86,181
				3,891,551
Switzerland (4.5%)
Roche Holding AG			3,656,951	990,529
Novartis AG			8,487,799	769,555
Actelion Ltd.			2,837,238	393,538
Roche Holding AG (Bearer)			454,604	124,184
				2,277,806
United Kingdom (4.2%)
AstraZeneca plc			29,725,464	1,897,380
Hikma Pharmaceuticals plc			4,213,900	140,413
Smith & Nephew plc			5,047,506	86,146
				2,123,939
Total International				9,836,760
Total Common Stocks (Cost $28,415,684)				49,339,766
	Coupon
Temporary Cash Investments (3.3%)
Money Market Fund (0.1%)
[2,3] Vanguard Market Liquidity Fund	0.207%		26,489,500	26,490

			Face
		Maturity	Amount
		Date	($000)
Repurchase Agreements (0.8%)
Bank of America Securities, LLC (Dated
10/30/15, Repurchase Value $90,901,000,
collateralized by Government National
Mortgage Assn. 3.500%, 10/20/45, with a
value of $92,718,000)	0.080%	11/2/15	90,900	90,900
Bank of Nova Scotia (Dated 10/30/15,
Repurchase Value $2,000,000,
collateralized by U.S. Treasury Note/Bond
0.625%-3.625%, 8/31/17-8/15/43, with a
value of $2,040,000)	0.070%	11/2/15	2,000	2,000
Barclays Capital Inc. (Dated 10/30/15,
Repurchase Value $112,301,000,
collateralized by U.S. Treasury Note/Bond
0.000%-3.125%, 12/3/15-11/15/41, with a
value of $114,546,000)	0.080%	11/2/15	112,300	112,300
BNP Paribas Securities Corp. (Dated
10/30/15, Repurchase Value $89,701,000,
collateralized by Federal Farm Credit Bank
0.270%-0.271%, 2/6/18-5/14/18, Federal
Home Loan Mortgage Corp. 4.000%-
6.000%,12/1/18-9/1/45, Federal National
Mortgage Assn. 2.500%-7.250%, 4/1/16-
5/1/45, and Government National Mortgage
Assn. 3.500%-5.000%, 6/20/35-8/20/45,
with a value of $91,494,000)	0.090%	11/2/15	89,700	89,700

	HSBC Bank USA (Dated 10/30/15,
	Repurchase Value $4,400,000,
	collateralized by Federal National Mortgage
	Assn. 3.500%, 2/1/29, with a value of
	$4,490,000)	0.080%	11/2/15	4,400	4,400
	HSBC Bank USA (Dated 10/30/15,
	Repurchase Value $75,001,000,
	collateralized by Federal National Mortgage
	Assn. 3.500%-5.000%, 3/1/29-7/1/45, with a
	value of $76,505,000)	0.080%	11/2/15	75,000	75,000
	Morgan Stanley & Co., Inc. (Dated 10/30/15,
	Repurchase Value $14,300,000,
	collateralized by Federal Home Loan
	Mortgage Corp. 3.000%-6.000%, 5/1/23-
	3/1/30, Federal National Mortgage Assn.
	2.500%-8.000%, 9/1/18-2/1/45, and
	Government National Mortgage Assn.
	6.000%, 11/15/38, with a value of
	$14,586,000)	0.070%	11/2/15	14,300	14,300
	RBC Capital Markets LLC (Dated 10/30/15,
	Repurchase Value $7,000,000,
	collateralized by Federal Home Loan
	Mortgage Corp. 2.151%-3.564%, 5/1/36-
	5/1/44, Federal National Mortgage Assn.
	2.441%-4.000%, 10/1/28-10/1/45, and
	Government National Mortgage Assn.
	4.500%, 2/15/42, with a value of
	$7,140,000)	0.100%	11/2/15	7,000	7,000
					395,600
U.S. Government and Agency Obligations (1.5%)
4	Federal Home Loan Bank Discount Notes	0.100%	11/2/15	25,000	25,000
4	Federal Home Loan Bank Discount Notes	0.160%	11/6/15	200,000	199,998
4	Federal Home Loan Bank Discount Notes	0.220%	12/4/15	150,000	149,988
4	Federal Home Loan Bank Discount Notes	0.220%	12/11/15	200,000	199,978
4	Federal Home Loan Bank Discount Notes	0.120%	1/27/16	100,000	99,978
4	Federal Home Loan Bank Discount Notes	0.135%	1/29/16	100,000	99,977
					774,919
Commercial Paper (0.9%)
	General Electric Capital Corp.	0.270%	11/23/15	200,000	199,982
	General Electric Capital Corp.	0.240%	12/7/15	200,000	199,964
5	The Coca-Cola Co.	0.381%	2/23/16	75,000	74,918
					474,864
Total Temporary Cash Investments (Cost $1,671,772)					1,671,873
Total Investments (100.0%) (Cost $30,087,456)					51,011,639
Other Assets and Liabilities-Net (0.0%)[3]					13,773
Net Assets (100%)					51,025,412

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $26,054,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $26,490,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.

5 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors." At October
31, 2015, the value of these securities was $74,918,000, representing 0.1% of net assets.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Health Care Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—United States	39,503,006	—	—
Common Stocks—International	—	9,836,760	—
Temporary Cash Investments	26,490	1,645,383	—
Total	39,529,496	11,482,143	—

E. At October 31, 2015, the cost of investment securities for tax purposes was $30,156,461,000. Net unrealized appreciation of investment securities for tax purposes was $20,855,178,000, consisting of unrealized gains of $21,660,963,000 on securities that had risen in value since their purchase and $805,785,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31,		Proceeds
	2015		from		Capital Gain	Oct. 31, 2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold[1]	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Agios Pharmaceuticals Inc.	NA2	212,077	—	—	—	183,760
Allscripts Healthcare Solutions
Inc.	133,379	—	—	—	—	157,456
Alnylam Pharmaceuticals Inc.	571,876	130,660	—	—	—	651,811
athenahealth Inc.	NA2	147,704	—	—	—	300,766
Incyte Corp.	810,997	56,248	112,221	—	—	1,137,517
Medicines Co.	159,383	148	—	—	—	190,519
Mylan NV	—	1,423,012	—	—	—	1,113,712
PAREXEL International Corp.	247,370	—	100,524	—	—	NA3
Prothena Corp. plc	37,629	—	—	—	—	85,651
UCB SA	793,099	36,164	—	10,249	—	924,026
Vanguard Market Liquidity Fund	15,426	NA4	NA4	—	—	26,490
Total	2,769,159			10,249	—	4,771,708

1 Includes net realized gain (loss) on affiliated investment securities sold of $89,431,000.
2 Not applicable—at January 31, 2015, the issuer was not an affiliated company of the fund.
3 Not applicable—at October 31, 2015, the security was still held, but the issuer was no longer an affiliated company of the fund.
4 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Precious Metals and Mining Fund

Schedule of Investments
As of October 31, 2015

			Market
			Value
		Shares	($000)
Common Stocks (93.9%)
Diversified Metals & Mining (21.9%)
1	Nevsun Resources Ltd.	37,839,800	113,149
	BHP Billiton plc	5,210,000	83,325
	Boliden AB	2,580,000	49,362
*	Lundin Mining Corp.	12,932,010	43,614
	BHP Billiton Ltd.	2,644,661	43,444
	Anglo American plc London Shares	4,470,000	37,456
*,1 Aguia Resources Ltd.		23,529,412	3,020
*	True Gold Mining Inc.	14,319,500	2,628
*	Balmoral Resources Ltd.	4,900,000	1,855
*,^ Trevali Mining Corp.		4,050,000	1,611
			379,464
Fertilizers & Agricultural Chemicals (1.6%)
	Potash Corp. of Saskatchewan Inc.	1,356,629	27,473

Gold (47.5%)
	Randgold Resources Ltd. ADR	1,501,125	100,380
	Agnico Eagle Mines Ltd. (New York Shares)	3,361,149	95,087
	Goldcorp Inc. (New York Shares)	6,157,611	78,941
	Franco-Nevada Corp.	1,241,602	62,937
	Acacia Mining plc	20,100,627	59,812
	Newmont Mining Corp.	2,269,816	44,171
*,^	B2Gold Corp.	37,190,786	39,794
	Eldorado Gold Corp. (New York Shares)	10,364,400	36,275
*,1	SEMAFO Inc.	15,939,998	36,205
	Royal Gold Inc.	723,226	34,599
	Agnico Eagle Mines Ltd.	814,545	23,024
	Yamana Gold Inc. (New York Shares)	8,929,070	19,555
*,^,1 Premier Gold Mines Ltd.		10,004,859	18,363
*,^	Primero Mining Corp.	7,230,000	16,643
	Yamana Gold Inc.	7,291,086	15,947
	Alamos Gold Inc. (New York Shares)	3,736,962	14,350
*,^	Asanko Gold Inc.	8,262,366	14,091
*,^	Lake Shore Gold Corp.	15,817,182	13,976
	Alamos Gold Inc.	3,627,542	13,954
*,1	Roxgold Inc.	25,375,000	13,196
	Osisko Gold Royalties Ltd.	1,171,245	12,164
*	Pretium Resources Inc.	1,965,862	11,775
*	Alacer Gold Corp.	5,752,073	11,173
*,^	Torex Gold Resources Inc.	10,753,987	10,198
*,^	Kirkland Lake Gold Inc.	1,860,000	7,895
*	Guyana Goldfields Inc.	3,019,501	7,528
*,^	Rubicon Minerals Corp.	8,192,673	3,634
	Eldorado Gold Corp.	710,600	2,483
	Goldcorp Inc.	183,500	2,348
*,^	Continental Gold Inc.	1,700,000	2,119
*	B2Gold Corp. (Toronto Shares)	1,860,800	2,006
*	Saracen Mineral Holdings Ltd.	2,589,666	1,063

*,1	Apex Minerals NL		55,654,166	—
				825,686
	Other (0.0%)
	*,2 Balmoral Resources Ltd. PP		652,174	222
*	Dalradian Resources Warrants Exp. 10/07/2017		22,812,500	—
*	Kaminak Gold Warrants Exp. 10/29/2017		5,121,951	—
*	Roxgold Warrants Exp. 04/02/2016		12,687,500	—
*	Rescue Radio Corp.		15,955	—
				222
	Precious Metals & Minerals (13.9%)
1	Dominion Diamond Corp.		8,093,473	85,602
	Tahoe Resources Inc. (New York Shares)		4,678,633	39,067
	Fresnillo plc		2,637,666	29,618
*	Stillwater Mining Co.		3,016,174	28,171
	*,1 Kaminak Gold Corp. Class A		24,543,902	15,204
	*,1 Dalradian Resources Inc.		22,812,500	12,910
*	Mountain Province Diamonds Inc.		3,997,539	11,067
^	Lucara Diamond Corp.		8,331,525	10,513
	Petra Diamonds Ltd.		5,437,777	6,244
	Tahoe Resources Inc.		369,083	3,082
				241,478
	Silver (5.8%)
	*,^,1 Hochschild Mining plc		50,864,763	57,897
*	Fortuna Silver Mines Inc.		6,326,871	16,499
*,^	First Majestic Silver Corp.		4,513,000	14,938
*,^	MAG Silver Corp.		1,424,523	10,208
*	Endeavour Silver Corp.		520,000	859
				100,401
	Specialty Chemicals (3.2%)
	Umicore SA		773,783	32,827
	Johnson Matthey plc		587,079	23,348
				56,175
	Total Common Stocks (Cost $2,520,658)			1,630,899
	Precious Metals (0.1%)
*	Platinum Bullion (In Troy Ounces)		2,009	1,978
	Total Precious Metals (Cost $1,213)			1,978
		Coupon
	Temporary Cash Investment (8.5%)
	Money Market Fund (8.5%)
	[3,4] Vanguard Market Liquidity Fund (Cost
	$148,622)	0.207%	148,622,000	148,622
	Total Investments (102.5%) (Cost $2,670,493)			1,781,499
	Other Assets and Liabilities-Net (-2.5%)[4]			(43,895)
	Net Assets (100%)			1,737,604

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,347,000.
1 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
2 Restricted security represents 0.0% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $22,225,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

Precious Metals and Mining Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Precious metals are valued at the latest quoted bid prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,203,261	427,638	—
Precious Metals	—	1,978	—
Temporary Cash Investments	148,622	—	—
Total	1,351,883	429,616	—

D. At October 31, 2015, the cost of investment securities for tax purposes was $2,833,496,000. Net unrealized depreciation of investment securities for tax purposes was $1,051,997,000, consisting entirely of unrealized losses on securities that had fallen in value since their purchase.

E. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company

Precious Metals and Mining Fund

or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Jan. 31, 2015		from		Capital Gain	Oct. 31, 2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Aguia Resources Ltd.	—	2,811	—	—	—	3,020
Alamos Gold Inc.	NA1	21,343	—	—	—	NA1
Apex Minerals NL	—	—	—	—	—	—
Dalradian Resources Inc.	—	13,856	—	—	—	12,910
Dominion Diamond Corp.	134,456	—	—	4,138	—	85,602
Hochschild Mining plc	50,458	9,977	—	—	—	57,897
Kaminak Gold Corp. Class	NA2	14,024	—	—	—	15,204
A
Nevsun Resources Ltd.	130,729	—	—	3,860	—	113,149
Premier Gold Mines Ltd.	NA2	14,662	—	—	—	18,363
Roxgold Inc.	NA2	—	—	—	—	13,196
SEMAFO Inc.	NA2	14,981	—	—	—	36,205
Vanguard Market Liquidity
Fund	226,429	NA3	NA3	169	—	148,622
Total	542,072			8,167	—	504,168
1 Not applicable—at January 31, 2015, and October 31, 2015, the issuer was not an affiliated company of the fund, but it was affiliated during the period.
2 Not applicable—at January 31, 2015, the issuer was not an affiliated company of the fund.
3 Not applicable—purchases and sales are for temporary cash investment purposes.

Vanguard Dividend Growth Fund

Schedule of Investments
As of October 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (97.5%)
Consumer Discretionary (11.0%)
TJX Cos. Inc.	9,592,972	702,110
McDonald's Corp.	5,990,270	672,408
NIKE Inc. Class B	4,874,905	638,759
Lowe's Cos. Inc.	6,095,536	450,033
Walt Disney Co.	3,417,738	388,733
		2,852,043
Consumer Staples (16.3%)
Coca-Cola Co.	15,939,382	675,033
Colgate-Palmolive Co.	9,976,488	661,940
Costco Wholesale Corp.	3,327,458	526,138
CVS Health Corp.	5,278,782	521,438
Diageo plc	15,629,217	451,662
Walgreens Boots Alliance Inc.	5,035,696	426,423
Procter & Gamble Co.	5,062,957	386,709
Wal-Mart Stores Inc.	5,156,874	295,179
Anheuser-Busch InBev SA	2,248,110	268,119
Diageo plc ADR	16,623	1,913
Anheuser-Busch InBev SA/NV ADR	12,929	1,543
		4,216,097
Energy (6.9%)
Chevron Corp.	7,308,139	664,163
Exxon Mobil Corp.	7,370,882	609,867
Schlumberger Ltd.	6,770,865	529,211
		1,803,241
Financials (14.7%)
ACE Ltd.	6,412,341	728,057
Marsh & McLennan Cos. Inc.	10,760,552	599,793
Wells Fargo & Co.	9,468,261	512,612
PNC Financial Services Group Inc.	5,583,759	503,990
BlackRock Inc.	1,354,075	476,594
American Express Co.	5,105,181	374,005
Public Storage	1,546,612	354,886
Chubb Corp.	1,978,892	255,970
		3,805,907
Health Care (15.9%)
UnitedHealth Group Inc.	5,527,613	651,042
Merck & Co. Inc.	11,822,997	646,245
Johnson & Johnson	6,379,488	644,520
Cardinal Health Inc.	7,716,597	634,304
Medtronic plc	8,002,565	591,550
Roche Holding AG	1,834,434	496,878
Amgen Inc.	2,883,082	456,046
* Roche Holding AG ADR	59,240	2,009
		4,122,594
Industrials (17.9%)
United Parcel Service Inc. Class B	7,896,924	813,541
Honeywell International Inc.	6,912,645	713,938

Vanguard Dividend Growth Fund

United Technologies Corp.			6,690,749	658,437
Lockheed Martin Corp.			2,976,416	654,306
Canadian National Railway Co. (Toronto Shares)			9,739,605	594,908
Union Pacific Corp.			5,457,214	487,602
Northrop Grumman Corp.			2,128,720	399,667
General Dynamics Corp.			2,110,008	313,505
Canadian National Railway Co.			38,870	2,375
				4,638,279
Information Technology (10.6%)
Microsoft Corp.			15,026,643	791,003
Accenture plc Class A			6,194,703	664,072
Automatic Data Processing Inc.			7,506,406	652,982
Oracle Corp.			16,419,416	637,730
				2,745,787
Materials (4.2%)
Praxair Inc.			5,881,521	653,378
Ecolab Inc.			3,718,697	447,545
				1,100,923
Total Common Stocks (Cost $18,715,445)				25,284,871
			Face
		Maturity	Amount
Temporary Cash Investments (2.7%)	Coupon	Date	($000)
Repurchase Agreements (1.9%)
Morgan Stanley & Co., Inc.
(Dated 10/30/15, Repurchase Value
$68,900,000 collateralized by Federal
National Mortgage Assn. 3.000%-5.000%,
4/1/21-10/1/45 and Government National
Mortgage Assn. 4.50%, 6/20/40, with a
value of $70,278,000)	0.070%	11/2/15	68,900	68,900
RBS Securities, Inc.
(Dated 10/30/15, Repurchase Value
$307,202,000 collateralized by U.S.
Treasury Note/Bond, 0.625%-8.125%,
8/15/16-8/15/23, with a value of
$313,344,000)	0.070%	11/2/15	307,200	307,200
Societe Generale
(Dated 10/30/15, Repurchase Value
$126,901,000 collateralized by U.S.
Treasury Note/Bond, 0.000%, 4/21/16-
8/18/16, Government National Mortgage
Assn. 1.750%-5.000%, 2/20/28-10/20/45,
Federal National Mortgage Assn. 0.609%-
6.000%, 7/1/17-6/1/45, Federal Home Loan
Mortgage Corp. 2.675%-4.000%, 7/21/28-
3/1/45 and Federal Home Loan Bank
2.125%, 6/10/16, with a value of
$129,438,000)	0.090%	11/2/15	126,900	126,900
				503,000
U.S. Government and Agency Obligations (0.8%)
1 Federal Home Loan Bank Discount Notes	0.105%	11/24/15	200,000	199,992
Total Temporary Cash Investments (Cost $702,987)				702,992

Vanguard Dividend Growth Fund

Total Investments (100.2%) (Cost $19,418,432)	25,987,863
Amount
($000)
Other Assets and Liabilities-Net (-0.2%)	(50,742)
Net Assets (100%)	25,937,121

* Non-income-producing security.
1 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard Dividend Growth Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	24,068,212	1,216,659	—
Temporary Cash Investments	—	702,992	—
Total	—	1,919,651	—

E. At October 31, 2015, the cost of investment securities for tax purposes was $19,418,432,000. Net unrealized appreciation of investment securities for tax purposes was $6,569,431,000, consisting of unrealized gains of $6,853,623,000 on securities that had risen in value since their purchase and $284,192,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard REIT Index Fund

Schedule of Investments
As of October 31, 2015

			Market
			Value
		Shares	($000)
Real Estate Investment Trusts (99.9%)[1]
Diversified REITs (7.0%)
2	VEREIT Inc.	64,732,815	534,693
2	Duke Realty Corp.	24,676,893	510,812
2	WP Carey Inc.	7,089,644	449,271
2	Liberty Property Trust	10,688,983	363,639
2	Spirit Realty Capital Inc.	31,568,283	321,365
2	NorthStar Realty Finance Corp.	24,765,898	297,438
2	Cousins Properties Inc.	14,715,923	147,748
2	Lexington Realty Trust	15,191,316	134,291
2	Washington REIT	4,875,085	131,676
2	PS Business Parks Inc.	1,444,890	123,957
2	American Assets Trust Inc.	2,349,933	99,073
2	Select Income REIT	4,741,708	95,783
	Empire State Realty Trust Inc.	5,278,019	94,054
	STORE Capital Corp.	3,626,879	82,221
^,2 Investors Real Estate Trust		8,764,756	71,170
2	First Potomac Realty Trust	4,197,526	49,489
2	Winthrop Realty Trust	2,210,216	32,026
2	RAIT Financial Trust	6,510,877	31,578
2	Whitestone REIT	1,928,185	23,832
2	One Liberty Properties Inc.	937,755	22,094
	NorthStar Realty Finance	38,470	—
			3,616,210
Health Care REITs (12.0%)
*,2 Welltower Inc.		25,075,797	1,626,667
2	Ventas Inc.	23,663,698	1,271,214
2	HCP Inc.	33,017,668	1,228,257
2	Omega Healthcare Investors Inc.	11,762,567	406,044
2	Senior Housing Properties Trust	16,806,812	255,295
2	Healthcare Trust of America Inc. Class A	8,954,258	235,587
2	Care Capital Properties Inc.	5,915,388	194,912
2	Healthcare Realty Trust Inc.	7,181,164	189,295
2	Medical Properties Trust Inc.	16,731,170	189,062
2	National Health Investors Inc.	2,552,208	149,917
2	LTC Properties Inc.	2,540,768	108,872
2	Sabra Health Care REIT Inc.	4,656,478	105,609
2	Physicians Realty Trust	6,085,075	97,240
2	New Senior Investment Group Inc.	5,999,535	60,115
2	Universal Health Realty Income Trust	904,240	44,932
2	CareTrust REIT Inc.	3,293,593	37,283
			6,200,301
Hotel & Resort REITs (6.5%)
2	Host Hotels & Resorts Inc.	54,186,748	939,056
2	Hospitality Properties Trust	10,724,350	287,842
*,2 Strategic Hotels & Resorts Inc.		18,704,773	263,737
2	LaSalle Hotel Properties	8,078,856	237,599
2	RLJ Lodging Trust	9,453,334	237,184
2	Sunstone Hotel Investors Inc.	14,925,504	215,823
2	Pebblebrook Hotel Trust	5,140,121	175,689

2	Ryman Hospitality Properties Inc.	3,298,297	173,491
2	DiamondRock Hospitality Co.	14,350,251	167,611
2	Xenia Hotels & Resorts Inc.	7,587,376	131,565
2	Chesapeake Lodging Trust	4,264,509	117,445
2	Summit Hotel Properties Inc.	6,183,289	80,878
2	FelCor Lodging Trust Inc.	9,728,987	78,318
2	Hersha Hospitality Trust Class A	3,157,367	75,808
2	Chatham Lodging Trust	2,738,239	62,678
2	Ashford Hospitality Trust Inc.	7,228,882	49,735
2	Ashford Hospitality Prime Inc.	2,014,283	29,610
			3,324,069
Industrial REITs (4.4%)
2	Prologis Inc.	37,478,297	1,601,448
2	DCT Industrial Trust Inc.	6,314,616	234,399
2	First Industrial Realty Trust Inc.	7,917,029	171,641
2	EastGroup Properties Inc.	2,309,426	129,697
2	STAG Industrial Inc.	4,658,976	95,602
2	Monmouth Real Estate Investment Corp.	3,815,891	39,723
			2,272,510
Office REITs (14.0%)
2	Boston Properties Inc.	10,971,196	1,380,725
2	Vornado Realty Trust	12,118,240	1,218,489
2	SL Green Realty Corp.	7,121,799	844,788
2	Alexandria Real Estate Equities Inc.	5,151,502	462,296
2	Kilroy Realty Corp.	6,296,942	414,590
2	BioMed Realty Trust Inc.	14,557,151	340,783
2	Douglas Emmett Inc.	9,909,420	302,733
2	Highwoods Properties Inc.	6,726,139	292,251
*,2 Equity Commonwealth		8,813,714	253,042
2	Piedmont Office Realty Trust Inc. Class A	11,042,507	214,004
2	Columbia Property Trust Inc.	8,498,544	211,104
2	Paramount Group Inc.	11,377,929	202,186
2	Brandywine Realty Trust	12,861,022	173,624
2	Corporate Office Properties Trust	6,760,517	155,492
2	Hudson Pacific Properties Inc.	5,428,978	155,106
2	New York REIT Inc.	11,623,026	132,502
2	Mack-Cali Realty Corp.	6,057,716	131,816
2	Parkway Properties Inc.	5,980,901	100,060
2	Gramercy Property Trust Inc.	4,098,233	92,948
^,2 Government Properties Income Trust		5,034,827	81,967
2	Franklin Street Properties Corp.	6,445,459	67,161
			7,227,667
Residential REITs (16.2%)
2	Equity Residential	26,031,427	2,012,750
2	AvalonBay Communities Inc.	9,453,610	1,652,775
2	Essex Property Trust Inc.	4,673,784	1,030,289
2	UDR Inc.	18,521,944	638,266
2	Mid-America Apartment Communities Inc.	5,389,165	459,103
2	Camden Property Trust	6,210,605	458,281
2	Apartment Investment & Management Co. Class A	11,177,743	438,056
2	Equity LifeStyle Properties Inc.	5,722,985	346,126
2	American Campus Communities Inc.	8,030,766	325,808
2	Sun Communities Inc.	3,644,551	244,258
2	Post Properties Inc.	3,904,577	233,260
	American Homes 4 Rent Class A	12,064,744	199,068
2	Education Realty Trust Inc.	3,459,456	124,229

2	Starwood Waypoint Residential Trust	2,729,102	67,136
2	Silver Bay Realty Trust Corp.	2,471,925	40,045
2	American Residential Properties Inc.	2,187,580	36,248
2	Campus Crest Communities Inc.	4,616,931	30,610
			8,336,308
Retail REITs (25.5%)
2	Simon Property Group Inc.	22,260,504	4,484,601
	General Growth Properties Inc.	41,196,157	1,192,629
2	Realty Income Corp.	16,630,493	822,544
2	Macerich Co.	9,620,614	815,251
2	Kimco Realty Corp.	29,518,836	790,219
2	Federal Realty Investment Trust	4,911,856	704,802
2	Regency Centers Corp.	6,746,506	458,493
2	DDR Corp.	21,946,273	368,697
^,2 National Retail Properties Inc.		9,583,100	364,158
2	Taubman Centers Inc.	4,420,005	340,252
	Brixmor Property Group Inc.	12,757,809	326,855
2	Weingarten Realty Investors	8,417,774	301,020
2	Retail Properties of America Inc.	16,963,000	253,936
2	Tanger Factory Outlet Centers Inc.	6,854,030	239,548
2	CBL & Associates Properties Inc.	12,196,387	177,823
2	Urban Edge Properties	7,098,071	168,508
2	Acadia Realty Trust	4,918,763	161,778
2	Kite Realty Group Trust	5,976,901	157,850
2	WP Glimcher Inc.	13,242,784	153,881
	Equity One Inc.	5,555,128	147,655
2	Retail Opportunity Investments Corp.	7,066,626	128,118
2	Pennsylvania REIT	4,941,365	111,082
2	Ramco-Gershenson Properties Trust	5,662,781	95,135
	Alexander's Inc.	164,252	64,862
2	Inland Real Estate Corp.	6,464,771	57,213
^	Rouse Properties Inc.	2,896,239	50,945
	Saul Centers Inc.	906,063	50,803
2	Agree Realty Corp.	1,259,863	40,794
	Urstadt Biddle Properties Inc. Class A	1,861,018	37,407
2	Cedar Realty Trust Inc.	5,159,709	36,066
2	Getty Realty Corp.	1,909,482	32,232
	Urstadt Biddle Properties Inc.	69,255	1,206
			13,136,363
Specialized REITs (14.3%)
2	Public Storage	10,510,267	2,411,686
2	Equinix Inc.	4,070,961	1,207,773
2	Digital Realty Trust Inc.	9,711,956	718,296
2	Extra Space Storage Inc.	7,914,681	627,159
2	Iron Mountain Inc.	14,306,905	438,364
2	CubeSmart	11,895,381	330,930
2	Sovran Self Storage Inc.	2,543,498	254,019
2	Corrections Corp. of America	8,369,344	238,526
2	EPR Properties	4,089,917	232,348
2	Gaming and Leisure Properties Inc.	6,628,964	193,367
2	GEO Group Inc.	5,338,263	172,266
2	CyrusOne Inc.	4,387,008	154,774
2	DuPont Fabros Technology Inc.	4,676,794	150,078
2	QTS Realty Trust Inc. Class A	2,480,604	106,691

2 CoreSite Realty Corp.			1,896,057	104,188
				7,340,465
Total Real Estate Investment Trusts (Cost $43,452,963)				51,453,893
	Coupon		Shares
Temporary Cash Investments (0.2%)[1]
Money Market Fund (0.2%)
[3,4] Vanguard Market Liquidity Fund	0.207%		80,377,185	80,377

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
5 Federal Home Loan Bank Discount Notes	0.170%	11/19/15	500	500
[5,6] Federal Home Loan Bank Discount Notes	0.182%	11/25/15	2,000	2,000
				2,500
Total Temporary Cash Investments (Cost $82,877)				82,877
Total Investments (100.1%) (Cost $43,535,840)				51,536,770
Other Assets and Liabilities-Net (-0.1%)[4]				(36,198)
Net Assets (100%)				51,500,572

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $76,165,000.
* Non-income-producing security.
1 The fund invests a portion of its assets in Real Estate Investment Trusts through the use of swap contracts. After giving effect to swap investments, the fund's effective Real Estate Investment Trust and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $80,377,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $368,000 have been segregated as collateral for open over-the-counter swap contracts.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

REIT Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Real Estate Investment Trusts	51,453,893	—	—
Temporary Cash Investments	80,377	2,500	—
Swap Contracts—Liabilities	—	(30)	—
Total	51,534,270	2,470	—

C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund's target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

The notional amounts of swap contracts are not recorded in the Schedule of Investments. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as unrealized appreciation (depreciation) until termination of the swap, at which time realized gain (loss) is recorded. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund's maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

REIT Index Fund

At October 31, 2015, the fund had the following open total return swap contracts:

				Floating
				Interest	Unrealized
			Notional	Rate	Appreciation
	Termination		Amount	Received	(Depreciation)
Reference Entity	Date	Counterparty	($000)	(Paid)	($000)
Empire State Reality Trust Inc.	11/16/2015	GSCM	40,973	(0.544%)	(30)
GSCM—Goldman Sachs Capital Markets.

D. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
	Jan. 31,		Proceeds			Oct. 31,
	2015		from		Capital Gain	2015
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
Acadia Realty Trust	186,282	20,847	27,368	2,590	945	161,778
Agree Realty Corp.	45,236	4,951	6,184	1,524	—	40,794
Alexandria Real Estate Equities Inc.	530,554	66,497	91,999	10,342	508	462,296
American Assets Trust Inc.	121,994	15,055	30,239	1,346	—	99,073
American Campus Communities Inc.	349,775	51,527	47,718	5,651	1,298	325,808
American Realty Capital Properties	637,844	49,041	86,474	3	—	NA1
Inc.
American Residential Properties Inc.	40,659	4,569	7,026	—	287	36,248
Apartment Investment &	449,901	40,528	43,288	443	9,447	438,056
Management Co. Class A
Ashford Hospitality Prime Inc.	33,045	7,735	6,388	466	—	29,610
Ashford Hospitality Trust Inc.	78,881	7,970	10,412	—	619	49,735
Associated Estates Realty Corp.	108,926	8,822	15,583	654	170	—
AvalonBay Communities Inc.	1,720,050	232,714	307,392	17,942	17,704	1,652,775
BioMed Realty Trust Inc.	361,788	45,104	47,610	8,020	2,312	340,783
Boston Properties Inc.	1,610,592	198,362	276,796	18,107	3,397	1,380,725
Brandywine Realty Trust	221,786	26,619	32,667	4,278	65	173,624
Camden Property Trust	500,395	68,391	87,863	6,339	6,756	458,281
Campus Crest Communities Inc.	33,913	3,760	5,286	—	—	30,610
Care Capital Properties Inc.	-—	8,249	10,188	3,299	—	194,912
CareTrust REIT Inc.	28,934	16,522	4,006	1,197	—	37,283
CBL & Associates Properties Inc.	266,214	28,114	40,707	9,754	—	177,823
Cedar Realty Trust Inc.	43,300	4,247	5,974	132	135	36,066
Chatham Lodging Trust	88,855	9,269	12,306	2,478	—	62,678

REIT Index Fund

Chesapeake Lodging Trust	151,062	29,278	23,283	4,533	—	117,445
Columbia Property Trust Inc.	—	239,573	18,717	2,570	—	211,104
CoreSite Realty Corp.	71,802	29,240	16,241	2,252	—	104,188
Corporate Office Properties Trust	210,486	22,249	29,237	3,126	532	155,492
Corrections Corp. of America	347,134	40,311	55,773	12,058	—	238,526
Cousins Properties Inc.	175,054	19,980	30,969	3,680	8	147,748
CubeSmart	277,623	65,053	49,187	4,523	1,123	330,930
CyrusOne Inc.	78,193	71,388	22,406	2,852	—	154,774
DCT Industrial Trust Inc.	238,684	41,356	39,432	5,341	—	234,399
DDR Corp.	454,185	52,472	72,147	466	1,148	368,697
DiamondRock Hospitality Co.	215,618	25,037	31,080	3,968	519	167,611
Digital Realty Trust Inc.	749,429	91,023	125,974	21,879	2,482	718,296
Douglas Emmett Inc.	296,179	40,139	53,514	2,014	—	302,733
Duke Realty Corp.	564,722	69,388	90,048	5,461	3,528	510,812
DuPont Fabros Technology Inc.	186,072	19,347	28,771	5,697	—	150,078
EastGroup Properties Inc.	155,010	18,608	23,056	3,482	176	129,697
Education Realty Trust Inc.	122,102	16,794	18,507	3,833	—	124,229
EPR Properties	279,585	33,016	44,229	9,848	—	232,348
Equinix Inc.	-—	1,124,507	23,034	43,719	—	1,207,773
Equity Commonwealth	231,741	36,481	35,205	—	—	253,042
Equity LifeStyle Properties Inc.	330,777	44,997	60,920	5,353	769	346,126
Equity Residential	2,021,483	306,976	299,367	27,596	15,102	2,012,750
Essex Property Trust Inc.	1,087,992	149,954	177,057	14,632	4,656	1,030,289
Excel Trust Inc.	65,103	4,850	10,219	936	94	-—
Extra Space Storage Inc.	551,588	84,115	113,085	12,175	36	627,159
Federal Realty Investment Trust	738,245	97,062	123,928	13,054	176	704,802
FelCor Lodging Trust Inc.	84,953	29,841	15,869	778	—	78,318
First Industrial Realty Trust Inc.	182,175	21,931	30,320	3,046	—	171,641
First Potomac Realty Trust	57,107	5,979	8,464	565	—	49,489
Franklin Street Properties Corp.	88,106	9,693	14,009	2,273	30	67,161
Gaming and Leisure Properties Inc.	222,368	30,182	37,803	10,501	273	193,367
GEO Group Inc.	239,706	30,605	35,776	10,212	—	172,266
Getty Realty Corp.	37,636	3,783	5,751	659	489	32,232
Government Properties Income Trust	121,586	12,485	18,202	4,795	230	81,967
Gramercy Property Trust Inc.	93,966	33,875	14,656	2,425	—	92,948
HCP Inc.	1,644,529	183,839	249,969	48,441	2,658	1,228,257
Health Care REIT Inc.	2,011,377	287,151	254,037	11,747	5,523	NA2
Healthcare Realty Trust Inc.	222,376	24,796	28,964	2,559	265	189,295
Healthcare Trust of America Inc.	266,921	38,490	39,554	6,807	—	235,587
Class A
Hersha Hospitality Trust Class A	101,736	6,461	6,047	1,742	—	75,808
Highwoods Properties Inc.	322,038	40,966	45,301	6,568	1,359	292,251

REIT Index Fund

Home Properties Inc.	306,547	25,778	40,829	4,576	1,533	—
Hospitality Properties Trust	370,178	43,848	62,108	16,155	—	287,842
Host Hotels & Resorts Inc.	1,312,554	150,580	210,811	28,512	4,198	939,056
Hudson Pacific Properties Inc.	172,701	33,811	29,712	707	—	155,106
Inland Real Estate Corp.	77,782	8,105	11,702	2,584	—	57,213
Investors Real Estate Trust	71,727	7,838	7,067	866	320	71,170
Iron Mountain Inc.	495,876	136,223	67,207	19,356	—	438,364
Kilroy Realty Corp.	467,679	63,997	63,660	3,620	36	414,590
Kimco Realty Corp.	861,821	104,446	140,405	10,976	3,626	790,219
Kite Realty Group Trust	192,742	20,818	29,157	4,463	—	157,850
LaSalle Hotel Properties	342,592	39,243	53,148	10,180	113	237,599
Lexington Realty Trust	180,183	18,418	23,619	4,793	54	134,291
Liberty Property Trust	452,568	51,311	68,970	11,253	2,300	363,639
LTC Properties Inc.	124,036	14,318	18,297	3,152	286	108,872
Macerich Co.	917,713	112,401	196,224	10,304	8,858	815,251
Mack-Cali Realty Corp.	125,131	15,693	21,086	1,885	125	131,816
Medical Properties Trust Inc.	236,916	49,836	34,105	7,267	703	189,062
Mid-America Apartment Communities	452,270	59,352	81,586	10,956	1,405	459,103
Inc.
Monmouth Real Estate Investment	48,113	4,856	7,218	977	37	39,723
Corp.
National Health Investors Inc.	188,389	27,293	24,581	5,878	122	149,917
National Retail Properties Inc.	406,303	67,288	61,511	9,830	248	364,158
New Senior Investment Group Inc.	92,138	26,922	23,191	2,384	—	60,115
New York REIT Inc.	128,294	15,456	21,112	2,725	—	132,502
NorthStar Realty Finance Corp.	—	469,685	26,507	9,517	—	297,438
Omega Healthcare Investors Inc.	423,166	99,793	80,554	14,256	—	406,044
One Liberty Properties Inc.	24,002	2,523	3,367	969	137	22,094
Paramount Group Inc.	—	227,165	18,150	2,113	—	202,186
Parkway Properties Inc.	106,488	16,720	13,567	1,876	144	100,060
Pebblebrook Hotel Trust	249,828	30,173	40,073	4,796	—	175,689
Pennsylvania REIT	124,845	14,117	19,950	142	—	111,082
Physicians Realty Trust	85,496	32,375	14,107	3,196	—	97,240
Piedmont Office Realty Trust Inc.	228,541	26,957	37,450	3,999	395	214,004
Class A
Post Properties Inc.	250,611	30,684	42,487	2,608	1,914	233,260
Prologis Inc.	1,710,618	211,515	223,656	14,019	27,497	1,601,448
PS Business Parks Inc.	128,785	14,704	20,562	2,331	—	123,957
Public Storage	2,233,776	299,471	408,157	50,832	—	2,411,686
QTS Realty Trust Inc. Class A	NA3	69,778	14,018	2,059	—	106,691
RAIT Financial Trust	44,156	7,839	6,920	2,237	—	31,578
Ramco-Gershenson Properties Trust	113,783	13,159	15,553	2,656	89	95,135
Realty Income Corp.	916,793	114,579	123,760	19,886	—	822,544

REIT INDEX FUND

Regency Centers Corp.	480,142	62,642	76,948	7,904	774	458,493
Retail Opportunity Investments Corp.	122,126	23,671	20,431	1,842	146	128,118
Retail Properties of America Inc.	317,368	35,054	48,987	5,921	—	253,936
RLJ Lodging Trust	341,227	39,133	55,777	9,407	—	237,184
Ryman Hospitality Properties Inc.	191,182	24,545	34,247	6,299	184	173,491
Sabra Health Care REIT Inc.	132,097	33,664	17,057	2,201	96	105,609
Select Income REIT	NA3	54,548	12,768	5,694	—	95,783
Senior Housing Properties Trust	359,853	89,378	56,677	12,085	827	255,295
Silver Bay Realty Trust Corp.	43,247	5,231	9,876	275	—	40,045
Simon Property Group Inc.	4,679,203	592,295	809,704	102,202	1,029	4,484,601
SL Green Realty Corp.	913,370	122,069	134,708	10,239	2,481	844,788
Sovran Self Storage Inc.	239,103	36,020	33,066	6,186	—	254,019
Spirit Realty Capital Inc.	388,890	81,200	63,348	11,716	1,448	321,365
STAG Industrial Inc.	126,405	13,681	16,844	3,801	32	95,602
Starwood Waypoint Residential Trust	71,001	8,687	13,733	853	—	67,136
Strategic Hotels & Resorts Inc.	258,483	33,450	39,360	—	—	263,737
Summit Hotel Properties Inc.	83,520	10,404	14,529	1,504	—	80,878
Sun Communities Inc.	229,854	50,688	33,596	2,637	563	244,258
Sunstone Hotel Investors Inc.	267,957	30,468	42,525	2,240	—	215,823
Tanger Factory Outlet Centers Inc.	286,091	31,938	45,248	5,356	26	239,548
Taubman Centers Inc.	393,456	46,614	72,943	6,233	—	340,252
UDR Inc.	634,783	93,027	108,963	9,408	6,057	638,266
Universal Health Realty Income Trust	50,058	5,456	6,607	1,211	511	44,932
Urban Edge Properties	152,107	38,180	22,855	4,034	—	168,508
Vanguard Market Liquidity Fund	135,804	NA4	NA4	37	—	80,377
Ventas Inc.	1,958,845	217,478	270,892	46,599	3,300	1,271,214
VEREIT Inc.	NA1	30,575	28,649	8,671	—	534,693
Vornado Realty Trust	1,413,772	171,202	235,676	14,917	760	1,218,489
Washington REIT	145,107	17,089	21,086	2,569	143	131,676
Weingarten Realty Investors	330,052	40,461	52,320	5,768	3,006	301,020
Welltower Inc.	NA2	45,466	3,836	—	—	1,626,667
Whitestone REIT	27,079	6,668	3,883	1,002	133	23,832
Winthrop Realty Trust	41,981	4,228	11,116	1,850	925	32,026
WP Carey Inc.	487,167	88,240	66,323	19,877	105	449,271
WP Glimcher Inc.	246,866	24,994	34,833	8,198	—	153,881
Xenia Hotels & Resorts Inc.	—	187,280	14,505	3,369	—	131,565
	52,968,710			1,065,727	161,505	49,286,565

1 Not applicable--in July 2015, American Realty Capital Properties Inc. changed its name to VEREIT Inc.
2 Not applicable--in September 2015, Health Care REIT Inc. changed its name to Welltower Inc.
3 Not applicable--at January 31, 2015, the issuer was not an affiliated company of the fund.
4 Not applicable--purchases and sales are for temporary cash investment purposes.

REIT Index Fund

E. At October 31, 2015, the cost of investment securities for tax purposes was $43,535,840,000. Net unrealized appreciation of investment securities for tax purposes was $8,000,930,000, consisting of unrealized gains of $9,411,400,000 on securities that had risen in value since their purchase and $1,410,470,000 in unrealized losses on securities that had fallen in value since their purchase

Vanguard Dividend Appreciation Index Fund

Schedule of Investments
As of October 31, 2015

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)[1]
Basic Materials (4.2%)
Ecolab Inc.	1,710,005	205,799
Praxair Inc.	1,650,253	183,327
Air Products & Chemicals Inc.	1,224,429	170,171
PPG Industries Inc.	1,554,858	162,109
International Flavors & Fragrances Inc.	462,771	53,709
Westlake Chemical Corp.	759,159	45,755
Airgas Inc.	429,159	41,268
RPM International Inc.	764,644	34,952
Albemarle Corp.	641,203	34,317
Royal Gold Inc.	370,164	17,709
Compass Minerals International Inc.	192,156	15,611
HB Fuller Co.	287,713	10,930
Stepan Co.	127,019	6,723
		982,380
Consumer Goods (21.9%)
Coca-Cola Co.	22,845,951	967,526
Procter & Gamble Co.	11,620,169	887,549
PepsiCo Inc.	8,471,128	865,665
NIKE Inc. Class B	3,922,357	513,946
Colgate-Palmolive Co.	5,183,516	343,926
Monsanto Co.	2,763,501	257,614
VF Corp.	2,467,917	166,634
Archer-Daniels-Midland Co.	3,624,610	165,500
Kellogg Co.	2,037,882	143,711
Hormel Foods Corp.	1,506,745	101,781
Stanley Black & Decker Inc.	899,492	95,328
Clorox Co.	749,735	91,423
JM Smucker Co.	683,786	80,270
Genuine Parts Co.	872,775	79,213
Brown-Forman Corp. Class B	725,441	77,027
Church & Dwight Co. Inc.	746,303	64,249
Bunge Ltd.	829,879	60,548
McCormick & Co. Inc.	664,802	55,830
Polaris Industries Inc.	379,111	42,589
Leggett & Platt Inc.	790,865	35,613
Flowers Foods Inc.	1,196,097	32,295
Lancaster Colony Corp.	156,327	17,777
J&J Snack Foods Corp.	106,843	13,119
Tootsie Roll Industries Inc.	218,977	6,950
Andersons Inc.	164,919	5,838
		5,171,921
Consumer Services (17.5%)
Wal-Mart Stores Inc.	11,786,344	674,650
CVS Health Corp.	6,430,312	635,186
Walgreens Boots Alliance Inc.	6,228,713	527,447
Lowe's Cos. Inc.	5,485,978	405,030
Costco Wholesale Corp.	2,517,288	398,034
TJX Cos. Inc.	3,936,721	288,129

Target Corp.	3,658,480	282,361
Yum! Brands Inc.	2,475,006	175,503
Cardinal Health Inc.	1,886,487	155,069
AmerisourceBergen Corp. Class A	1,255,100	121,130
Ross Stores Inc.	2,383,041	120,534
Best Buy Co. Inc.	2,004,705	70,225
Gap Inc.	2,420,480	65,885
Tiffany & Co.	739,137	60,934
FactSet Research Systems Inc.	238,286	41,729
Rollins Inc.	1,250,100	33,528
Casey's General Stores Inc.	221,275	23,504
^ Cracker Barrel Old Country Store Inc.	136,788	18,803
John Wiley & Sons Inc. Class A	282,312	14,773
Matthews International Corp. Class A	188,529	10,884
Aaron's Inc.	414,232	10,219
		4,133,557
Financials (6.2%)
ACE Ltd.	1,870,548	212,382
Chubb Corp.	1,319,209	170,640
Aflac Inc.	2,508,100	159,891
Franklin Resources Inc.	3,553,409	144,837
McGraw Hill Financial Inc.	1,562,866	144,784
T. Rowe Price Group Inc.	1,489,871	112,664
Invesco Ltd.	2,453,113	81,370
SEI Investments Co.	953,315	49,401
WR Berkley Corp.	718,841	40,133
Assurant Inc.	393,684	32,097
Axis Capital Holdings Ltd.	576,499	31,131
RenaissanceRe Holdings Ltd.	262,911	28,823
StanCorp Financial Group Inc.	240,765	27,621
Brown & Brown Inc.	819,853	26,457
Commerce Bancshares Inc.	551,401	25,116
Bank of the Ozarks Inc.	495,752	24,797
Cullen/Frost Bankers Inc.	360,813	24,694
Eaton Vance Corp.	674,731	24,364
Erie Indemnity Co. Class A	263,780	23,070
Prosperity Bancshares Inc.	398,654	20,483
RLI Corp.	246,478	14,998
UMB Financial Corp.	261,457	12,832
American Equity Investment Life Holding Co.	497,741	12,782
BancFirst Corp.	88,521	5,456
Infinity Property & Casualty Corp.	65,500	5,274
First Financial Corp.	73,434	2,517
		1,458,614
Health Care (10.9%)
Johnson & Johnson	9,650,000	974,940
Medtronic plc	8,143,670	601,980
Abbott Laboratories	8,623,111	386,315
Stryker Corp.	2,164,374	206,957
Becton Dickinson and Co.	1,102,491	157,127
Perrigo Co. plc	804,685	126,931
CR Bard Inc.	424,452	79,097
West Pharmaceutical Services Inc.	408,773	24,531
Healthcare Services Group Inc.	407,599	15,187
Owens & Minor Inc.	360,401	12,920
		2,585,985

Industrials (22.1%)
3M Co.	3,627,327	570,252
United Technologies Corp.	5,184,018	510,159
Lockheed Martin Corp.	1,803,434	396,449
General Dynamics Corp.	1,895,513	281,635
Caterpillar Inc.	3,463,942	252,833
FedEx Corp.	1,619,002	252,645
Automatic Data Processing Inc.	2,715,241	236,199
Northrop Grumman Corp.	1,133,789	212,869
Raytheon Co.	1,756,209	206,179
Illinois Tool Works Inc.	2,168,313	199,355
Emerson Electric Co.	3,915,596	184,934
CSX Corp.	5,660,571	152,779
Deere & Co.	1,939,970	151,318
Sherwin-Williams Co.	542,270	144,694
Norfolk Southern Corp.	1,756,916	140,606
Roper Technologies Inc.	573,556	106,882
Republic Services Inc. Class A	2,017,835	88,260
Parker-Hannifin Corp.	814,222	85,249
WW Grainger Inc.	385,450	80,944
Fastenal Co.	1,688,516	66,122
Cintas Corp.	670,520	62,419
Dover Corp.	931,676	60,028
L-3 Communications Holdings Inc.	471,579	59,608
CH Robinson Worldwide Inc.	836,818	58,058
Expeditors International of Washington Inc.	1,095,724	54,556
JB Hunt Transport Services Inc.	665,796	50,847
Robert Half International Inc.	772,547	40,682
Valspar Corp.	468,266	37,906
Jack Henry & Associates Inc.	467,508	36,157
AO Smith Corp.	435,681	33,469
Carlisle Cos. Inc.	371,284	32,302
Lincoln Electric Holdings Inc.	439,806	26,305
AptarGroup Inc.	356,417	26,218
Bemis Co. Inc.	556,855	25,493
Nordson Corp.	351,842	25,065
Graco Inc.	337,027	24,738
Toro Co.	320,142	24,097
Donaldson Co. Inc.	785,129	23,711
Ryder System Inc.	303,010	21,750
ITT Corp.	520,125	20,586
Silgan Holdings Inc.	361,462	18,387
Crane Co.	332,531	17,504
MSC Industrial Direct Co. Inc. Class A	277,708	17,432
Regal Beloit Corp.	255,432	16,294
Valmont Industries Inc.	137,229	14,881
CLARCOR Inc.	286,843	14,302
MSA Safety Inc.	214,094	9,309
ABM Industries Inc.	319,413	9,071
Franklin Electric Co. Inc.	271,745	8,957
Brady Corp. Class A	273,004	6,211
Tennant Co.	105,088	6,087
Badger Meter Inc.	82,419	4,993
Lindsay Corp.	68,814	4,664
McGrath RentCorp	149,125	4,481
Gorman-Rupp Co.	149,970	4,288
Raven Industries Inc.	217,377	3,958

Cass Information Systems Inc.			65,777	3,431
Mesa Laboratories Inc.			20,167	2,256
VSE Corp.			30,337	1,743
NACCO Industries Inc. Class A			32,782	1,470
				5,234,077
Oil & Gas (1.3%)
EOG Resources Inc.			3,134,106	269,063
Murphy Oil Corp.			1,013,887	28,825
				297,888
Technology (13.4%)
Microsoft Corp.			22,559,368	1,187,525
International Business Machines Corp.			5,648,448	791,235
QUALCOMM Inc.			9,426,592	560,128
Texas Instruments Inc.			5,983,924	339,408
Analog Devices Inc.			1,781,028	107,076
Xilinx Inc.			1,493,960	71,142
Linear Technology Corp.			1,366,812	60,714
Harris Corp.			708,989	56,102
				3,173,330
Telecommunications (0.1%)
Telephone & Data Systems Inc.			575,656	16,487
Atlantic Tele-Network Inc.			91,073	6,960
				23,447
Utilities (2.3%)
NextEra Energy Inc.			2,534,112	260,152
Edison International			1,862,068	112,692
Atmos Energy Corp.			576,579	36,325
UGI Corp.			987,741	36,221
Aqua America Inc.			1,010,958	28,913
National Fuel Gas Co.			481,463	25,291
New Jersey Resources Corp.			488,137	15,464
American States Water Co.			218,554	8,906
MGE Energy Inc.			198,266	8,182
California Water Service Group			272,817	6,100
Chesapeake Utilities Corp.			83,214	4,345
SJW Corp.			116,357	3,692
				546,283
Total Common Stocks (Cost $20,785,631)				23,607,482
	Coupon
Temporary Cash Investments (0.0%)[1]
Money Market Fund (0.0%)
[2,3] Vanguard Market Liquidity Fund	0.207%		7,621,938	7,622

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Federal Home Loan Bank Discount Notes	0.195%	12/2/15	500	500
[4,6] Freddie Mac Discount Notes	0.220%	4/15/16	1,100	1,099
				1,599
Total Temporary Cash Investments (Cost $9,221)				9,221

Total Investments (99.9%) (Cost $20,794,852)	23,616,703
Other Assets and Liabilities-Net (0.1%)[3]	18,308
Net Assets (100%)	23,635,011

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,808,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and -0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Includes $3,933,000 of collateral received for securities on loan.
4 Securities with a value of $1,599,000 have been segregated as initial margin for open futures contracts.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of October 31, 2015, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	23,607,482	—	—
Temporary Cash Investments	7,622	1,599	—
Futures Contracts—Liabilities[1]	(143)	—	—
Total	23,614,961	1,599	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing

Dividend Appreciation Index Fund

transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At October 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short) (Depreciation)
S&P 500 Index	December 2015	54	27,995	1,749
E-mini S&P 500 Index	December 2015	38	3,940	153
				1,902

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At October 31, 2015, the cost of investment securities for tax purposes was $20,794,852,000. Net unrealized appreciation of investment securities for tax purposes was $2,821,851,000, consisting of unrealized gains of $3,826,306,000 on securities that had risen in value since their purchase and $1,004,455,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD SPECIALIZED FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SPECIALIZED FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: December 18, 2015
VANGUARD SPECIALIZED FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: December 18, 2015

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.